INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Domain name, trademark and online video license USD ($)	Dec. 31, 2014 Domain name, trademark and online video license CNY	Dec. 31, 2013 Domain name, trademark and online video license CNY	Dec. 31, 2014 Intangible assets with definite useful years, excluding Licensed copyrights USD ($)	Dec. 31, 2014 Intangible assets with definite useful years, excluding Licensed copyrights CNY	Dec. 31, 2013 Intangible assets with definite useful years, excluding Licensed copyrights CNY	Dec. 31, 2012 Intangible assets with definite useful years, excluding Licensed copyrights CNY	Dec. 31, 2014 Adaptation rights USD ($)	Dec. 31, 2014 Adaptation rights CNY	Dec. 31, 2013 Adaptation rights CNY	Dec. 31, 2014 Advertising license USD ($)	Dec. 31, 2014 Advertising license CNY	Dec. 31, 2013 Advertising license CNY	Dec. 31, 2014 Technology USD ($)	Dec. 31, 2014 Technology CNY	Dec. 31, 2013 Technology CNY	Dec. 31, 2014 Non-compete agreement USD ($)	Dec. 31, 2014 Non-compete agreement CNY	Dec. 31, 2013 Non-compete agreement CNY	Dec. 31, 2014 Customer relationship USD ($)	Dec. 31, 2014 Customer relationship CNY	Dec. 31, 2013 Customer relationship CNY	Dec. 31, 2014 User generated content CNY	Dec. 31, 2013 User generated content CNY
INTANGIBLE ASSETS, NET
Gross carrying value								61,052	58,885			6,351	4,184		862	862		14,972	14,972		3,796	3,796		22,286	22,286	12,785	12,785
Accumulated amortization, Non-current portion								(30,850)	(13,035)			(1,867)	(563)		(64)	(35)		(5,417)	(1,806)		(2,654)	(885)		(8,063)	(2,688)	(12,785)	(7,058)
Net carrying value, Non-current portion							4,867	30,202	45,850		722	4,484	3,621	129	798	827	1,540	9,555	13,166	184	1,142	2,911	2,292	14,223	19,598		5,727
Indefinite intangible assets, net carrying value				136,238	845,300	845,300
Gross carrying value		906,352	904,185
Net carrying value	141,105	875,502	891,150
Impairment charges on intangible assets								0	32,144	0
Amortization expense							2,871	17,814	38,503	37,745
Estimated amortization expense
Within 1 year							1,888	11,713
Between 1 and 2 years							1,619	10,048
Between 2 and 3 years							1,055	6,543
Between 3 and 4 years							56	347
Between 4 and 5 years							$ 49	303